Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of Stock Option Plans Activity

A summary of activity under Nucor’s stock option plans is as follows (shares in thousands):

	2018		2017		2016
Year Ended December 31,	Shares	Weighted - Average Exercise Price	Shares	Weighted - Average Exercise Price	Shares	Weighted - Average Exercise Price
Number of shares under option:
Outstanding at beginning of year	4,106	$47.96	3,591	$45.32	3,092	$43.51
Granted	265	$65.80	698	$59.07	899	$48.80
Exercised	(543)	$44.33	(183)	$38.56	(400)	$39.19
Canceled	—	—	—	—	—	—

Outstanding at end of year	3,828	$49.71	4,106	$47.96	3,591	$45.32

Options exercisable at end of year	2,112	$45.41	1,809	$43.39	1,557	$40.80

Summary of Stock Options Outstanding

The following table summarizes information about stock options outstanding at December 31, 2018 (shares in thousands):

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number Outstanding	Weighted- Average Remaining Contractual Life	Weighted- Average Exercise Price	Number Exercisable	Weighted- Average Exercise Price
$35.00 - $45.00	967	3.7 years	$40.31	967	$40.31
45.01 - 55.00	1,897	6.7 years	$48.81	1,064	$48.81
55.01 - 65.00	698	8.4 years	$59.07	48	$59.07
65.01 - 75.00	266	9.4 years	$65.80	33	$65.80

$35.00 - $75.00	3,828	6.4 years	$49.71	2,112	$45.41

Schedule of Grant Date Fair Value Black-Scholes Option-Pricing Model Assumptions

The fair value was estimated using the Black-Scholes option-pricing model with the following assumptions:

	2018	2017	2016

Exercise price	$65.80	$59.07	$48.80
Expected dividend yield	2.31%	2.56%	3.07%
Expected stock price volatility	25.28%	26.53%	26.14%
Risk-free interest rate	2.85%	2.02%	1.67%
Expected life (in years)	6.5	6.5	6.5

Summary of Nucor's RSU Activity

A summary of Nucor’s RSU activity is as follows (shares in thousands):

	2018		2017		2016
		Grant Date		Grant Date		Grant Date
Year Ended December 31,	Shares	Fair Value	Shares	Fair Value	Shares	Fair Value
Restricted stock units:
Unvested at beginning of year	1,071	$52.62	1,040	$48.47	1,031	$47.93
Granted	1,013	$65.80	721	$59.07	723	$48.80
Vested	(827)	$58.98	(677)	$53.17	(681)	$48.09
Canceled	(11)	$55.02	(13)	$50.21	(33)	$46.44

Unvested at end of year	1,246	$59.09	1,071	$52.62	1,040	$48.47

Summary of Nucor's Restricted Stock Activity under AIP and LTIP

A summary of Nucor’s restricted stock activity under the AIP and the LTIP is as follows (shares in thousands):

	2018		2017		2016
		Grant Date		Grant Date		Grant Date
Year Ended December 31,	Shares	Fair Value	Shares	Fair Value	Shares	Fair Value
Restricted stock awards and units:
Unvested at beginning of year	91	$54.50	67	$45.77	63	$48.07
Granted	256	$67.68	172	$60.62	123	$44.03
Vested	(217)	$64.95	(148)	$51.72	(116)	$45.16
Canceled	—	—	—	—	(3)	$45.75

Unvested at end of year	130	$62.97	91	$54.50	67	$45.77